Document and Entity Information	0 Months Ended
Dec. 13, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 13, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 13, 2013
Document Effective Date	Dec. 13, 2013
Prospectus Date	Dec. 09, 2013
Nuance Mid Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	NMVLX
Nuance Mid Cap Value Fund | Investor Class
Risk/Return:
Trading Symbol	NMAVX